Note 5 - Capital Leased Assets (Details) - Leased Property under Capital Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leased Property under Capital Leases [Abstract]
Leased property under capital leases	$ 10,116	$ 9,585
Less: accumulated amortization	(3,397)	(2,905)
Leased property under capital leases, net	$ 6,719	$ 6,680